UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 28, 2012

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    BlackRock Life Limited
Address: 12 Throgmorton Avenue
	 London, EC2N 2DL,
	 United Kingdom


13F File Number: 028-14948


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Matthew J. Fitzgerald
Title: Attorney-In-Fact*
Phone: 212-810-5300

Signature, Place and Date of Signing:



________________________________________________________________________________
/s/ Matthew J. Fitzgerald     New York, NY 10022   November 06, 2012

Signed pursuant to Power Of Attorney dated
May 01, 2012, included as Exhibit to
this Form 13F-NT filed with the Securities and Exchange Commission by BlackRock Life Limited


Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
     028-05115          BlackRock Group Limited